Property, Plant, and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 130,582		$ 129,841	$ 121,058
Accumulated depreciation and amortization	(16,840)		(14,681)	(7,195)
Total	113,742		115,160	113,863
Depreciation and amortization	2,200	$ 1,900	8,200	4,900	$ 1,300
Principal amount of industrial revenue bonds					$ 55,000
Purchased industrial revenue bonds			55,000	55,000
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	59,315		59,315	58,846
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	47,638		47,234	44,702
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,936		11,641	8,056
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,241		4,055	3,589
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,591		1,585	1,429
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,405		1,413	1,051
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	493		493	784
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	346		346	346
Buildings improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	118		86	86
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,499		$ 3,673	$ 2,169